Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 41,809,576
Loss of control of Acasti		$ 8,783,613
Depreciation for the period	2,351,617	2,617,646
Ending Balance	47,023,973	41,809,576
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	51,110,660	53,097,236
Additions	7,598,347	1,344,649
Disposals	(40,000)
Ending Balance	58,669,007	51,110,660
Gross Carrying Amount | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		(3,331,225)
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	9,301,084	7,232,869
Disposals	(7,667)
Depreciation for the period	2,351,617	2,617,646
Ending Balance	11,645,034	9,301,084
Accumulated Depreciation | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		(549,431)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	228,630
Ending Balance	228,630	228,630
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	228,630	228,630
Ending Balance	228,630	228,630
Building and Building Components
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	19,711,328
Ending Balance	21,230,473	19,711,328
Building and Building Components | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	23,163,119	23,015,856
Additions	2,290,779	147,263
Ending Balance	25,453,898	23,163,119
Building and Building Components | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,451,791	2,620,941
Depreciation for the period	771,634	830,850
Ending Balance	4,223,425	3,451,791
Laboratory, R&D and Plant Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	21,624,953
Ending Balance	25,289,413	21,624,953
Laboratory, R&D and Plant Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	26,901,440	29,018,397
Additions	5,206,225	1,182,102
Disposals	(40,000)
Ending Balance	32,067,665	26,901,440
Laboratory, R&D and Plant Equipment | Gross Carrying Amount | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		(3,299,059)
Laboratory, R&D and Plant Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,276,487	4,093,315
Disposals	(7,667)
Depreciation for the period	1,509,432	1,712,516
Ending Balance	6,778,252	5,276,487
Laboratory, R&D and Plant Equipment | Accumulated Depreciation | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		(529,344)
Furniture and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	149,896
Ending Balance	119,839	149,896
Furniture and Office Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	445,360	463,767
Additions	783
Ending Balance	446,143	445,360
Furniture and Office Equipment | Gross Carrying Amount | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		(18,407)
Furniture and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	295,464	270,714
Depreciation for the period	30,840	37,820
Ending Balance	326,304	295,464
Furniture and Office Equipment | Accumulated Depreciation | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		(13,070)
Computer equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	94,769
Ending Balance	155,618	94,769
Computer equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	372,111	370,586
Additions	100,560	15,284
Ending Balance	472,671	372,111
Computer equipment | Gross Carrying Amount | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		(13,759)
Computer equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	277,342	247,899
Depreciation for the period	39,711	36,460
Ending Balance	$ 317,053	277,342
Computer equipment | Accumulated Depreciation | Acasti Pharma Inc
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti		$ (7,017)